ORDINARY SHARE	12 Months Ended
Dec. 31, 2019
ORDINARY SHARE
ORDINARY SHARE

NOTE 13. ORDINARY SHARE

On September 28, 2018, the Company offered 1,000,000 ordinary shares at a fixed price of $0.08 per share, par value of $0.001 per share. At the completion of the offering, there were 14,333,334 shares of ordinary shares issued and outstanding. The 1,000,000 shares were issued to 30 individuals. The gross proceeds from the shares issuance of $80,000 were received in January 2019.